Annual Total Returns- Vanguard Emerging Markets Stock Index Fund (Investor) [BarChart] - Investor - Vanguard Emerging Markets Stock Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.78%)	18.64%	(5.19%)	0.42%	(15.47%)	11.50%	31.15%	(14.71%)	20.13%	15.05%